Related-party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Related-party transactions
22.	Related-party transactions
Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. Details of transactions between the Group and other related parties are disclosed below.
Terms and conditions of transactions with related parties
Management services were bought from the immediate parent entity for a fixed fee. All other transactions were made on normal commercial terms and conditions and at market rates. Outstanding balances are unsecured. Asset and liability positions can either be offset or can be settled in cash. No loss allowance is recognized on these balances.
22.1 Transactions with related parties
The related party transactions for the six months ended June 30, 2022 and 2021 have been as follows:

		For the six months ended June 30,
(in €‘000)	Relationship	2022	2021
Madeleine Charging B.V.	Immediate parent entity
Interest expenses on shareholder loans		1,741	4,247
Management fee		12	13
Reimbursement of advisory fees		280	840
Reimbursement of marketing expenses		—	1,071
Share-based payment expenses		74,001	121,932
Mega-E Group (Mega-E Charging B.V. and its subsidiaries)	Other related party
Revenue from contracts with related party		1,474	4,940
EV Cars	Other related party
Revenue from contracts with related party		18,344	—
Voltalis	Other related party
Revenue from contracts with related party		290	—
The transactions with
Mega-E
until March 16, 2022, are considered related-party transactions. The Group obtained control of
Mega-E
as of that date. All subsequent transactions are therefore considered to be intra-group transactions and have been eliminated in these interim condensed consolidated financial statements.

Share-based payment expenses
On December 16, 2020, the Company’s then immediate parent entity — Madeleine — entered into a First Special Fees Agreement, under which share-based payment awards are provided to an external consulting firm. Madeleine has the obligation to settle the agreement, but the Group accounts for the First Special Fees Agreement as a share-based payment arrangement as the Group receives services from the consulting firm under the agreement. The Group does not have an obligation to settle the share-based payment awards with the consulting firm in cash or equity instruments and therefore the total arrangement is classified as an equity-settled share-based payment arrangement. On July 28, 2021, Spartan and the Company signed a BCA. Madeleine and the external consulting firm were also parties to the BCA. On February 28, 2022, the BCA was amended whereby the parties modified the thresholds of the First Special Fees Agreement that determine whether the fees payable in cash (“Part A”) to the external consulting firm will be paid in cash, shares or a combination of cash and shares, contingent upon the number of redemptions that will result from the SPAC Transaction. The amendment did not change the accounting treatment of the First Special Fees Agreement, as the total First Special Fees Agreement is classified as an equity-settled share-based payment arrangement, and the amendment did not give rise to an incremental fair value of the share-based payment arrangement. Refer to Note 8.1 for details on the First Special Fees Agreement.
On February 25, 2022, the Company’s then immediate parent entity — Madeleine — entered into a Second Special Fees Agreement, under which share-based payment awards are provided to an external consulting firm. On April 20, 2022, the Second Special Fees Agreement was novated from Madeleine to Allego. Before the novation, Madeleine had the obligation to settle the agreement, and the Group accounted for the Second Special Fees Agreement as a share-based payment arrangement as the Group receives services from the consulting firm under the agreement. The Group did not have an obligation to settle the share-based payment awards with the consulting firm and therefore the total arrangement was classified as an equity-settled share-based payment arrangement. Following the novation, the Group has the obligation to settle the share-based payment awards with the consulting firm in cash and therefore the total arrangement was classified as a cash-settled share-based payment arrangement. Refer to Note 8.2 for details on the Second Special Fees Agreement.
In March 2022 the Company established the management incentive plan and during the period ended June 30, 2022, issued the grant options and the performance options to the key management. These options are classified as equity-settled share-based payment transactions as the settlements with the participants shall be done using the Company’s shares. The vested options were recognized at fair value at the issuance date as an employee benefits expense in the general and administrative expenses, with a corresponding increase in equity. Refer to Note 8.3 for details on the Management Incentive Plan.
Voltalis
Upon completion of the MOMA acquisition, Voltalis became a related party of the Group in accordance with the criteria outlined in IAS 24
Related Party Disclosures
through its relationship with Meridiam SAS. Madeleine — the majority shareholder of the Company — is indirectly owned by Meridiam. Voltalis is considered to be an investment in an associate of Meridiam. Consequently, the Group and Voltalis are related parties and the related-party transactions have been disclosed in the table in this note.

33. Related-party transactions
Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. Details of transactions between the Group and other related parties are disclosed below.
Relationship with the
Mega-E
Group
After the sale of
Mega-E
Charging B.V.
(“Mega-E”)
to Meridiam EM SAS,
Mega-E
established subsidiaries and formed the
Mega-E
Group. As a result of the sale,
Mega-E
and its subsidiaries (the
“Mega-E
Group”) became related parties under common control (please also refer to Note 33.2 for more information).
The relationship between the Group and the
Mega-E
Group is that of a customer and service provider. Subsequent to the sale, the Group entered into several EPC and O&M contracts with the
Mega-E
Group to construct and operate charging stations across Europe. The EPC agreements relate to the engineering, design, procurement, delivery, construction, installation, testing and commissioning of electric vehicle charging infrastructure at designated areas. The Group receives a fixed contract price for these services.
The O&M agreements relate to the operation and maintenance of the delivered electric vehicle charging infrastructure by the Group to the
Mega-E
Group. The services consist of the technical operation of the charging stations, revenue management, maintenance, providing pricing recommendations and providing access to the Group’s EV Cloud platform. The Group receives a service fee that contains both fixed and variable fees per charging session.
During the year ended December 31, 2021, one of the directors of the Group was also an executive director of
Mega-E.
As at December 31, 2021, the director resigned from the Group. Additionally, one of the non-executive
directors of the Group is also a
non-executive
director of
Mega-E.

Terms and conditions of transactions with related parties
Management services were bought from the immediate parent entity for a fixed fee. All other transactions
were made on normal commercial terms and conditions and at market rates. Outstanding balances are unsecured. Asset and liability positions can either be offset or can be settled in cash. No loss allowance is recognized on these balances.
33.1 Transactions with related parties

(in €‘000)	Relationship	2021	2020	2019
Madeleine Charging B.V.	Immediate parent entity

Interest expenses on shareholder loans		8,162	7,530	5,568
Management fee		—	25	25
Reimbursement of advisory fees		1,868	1,400	—
Reimbursement of marketing expenses		—	1,568	—
Share-based payment expenses		291,837	7,100	—

Mega-E Group (Mega-E Charging B.V. and its subsidiaries)	Other related party
Revenue from contracts with related party		23,974	10,702	8,739

EV Cars	Other related party
Revenue from contracts with related party		24,566	—	—
Share-based payment expenses
On December 16, 2020, the Company’s immediate parent entity — Madeleine — entered into a Special Fees Agreement, under which share-based payment awards are provided to an external consulting firm. Madeleine has the obligation to settle the agreement, but the Group accounts for the Special Fees Agreement as a share-based payment arrangement as the Group receives services from the consulting firm under the agreement. The Group does not have an obligation to settle the share-based payment awards with the consulting firm in cash or equity instruments and therefore the total arrangement is classified as an equity-settled share-based payment arrangement. Refer to Note 10 for details on the Special Fees Agreement.
Purchase option to acquire
Mega-E
On July 28, 2021, the Group and Meridiam EM — an indirectly wholly-owned subsidiary of Meridiam SAS, the Company’s ultimate parent — entered into a call option agreement to acquire 100
% of the share capital of
Mega-E.
Meridiam EM is a related party under common control. The exercise of the call option by the Group is conditional upon satisfaction of the Transaction contemplated under the BCA and the call option can be exercised by the Group at the earliest on January 15, 2022, and within the six-month period thereafter. Refer to Note 18 for details.

Revenue from contracts with EV Cars
During the year ended December 31, 2021, a transaction with EV Cars — a new related party — was identified. EV Cars is a related party under common control of Meridiam EM SAS. On June 28, 2021, the Group entered into a contract with EV Cars for the design, construction, installation and operation and maintenance of charging stations. There have not been any transactions with this related party before the year ended December 31, 2021.
33.2 Balances with related parties
At December 31, 2021 and 2020, the Group held the following balances with related parties:

(in €‘000)	Relationship	December 31, 2021	December 31, 2020
Madeleine Charging B.V.	Immediate parent entity
Shareholder loans		(100,193)	(92,031)
Current receivables/(payable) from related party		106	31
Trade payable to related party		(140)	—

Opera Charging B.V.	Parent entity
Current receivables from related party		37	8

Mega-E Group (Mega-E Charging B.V. and its subsidiaries)	Other related party
Trade receivables from related party		26,449	18,648
Trade payable to related party		(1,599)	(23)
Contract assets with related party		277	—
Contract liabilities with related party		(2,291)	(4,449)
Other current receivables from related party		3	3

EV Cars	Other related party
Contract assets with related party		237	—
Contract liabilities with related party		(17,997)	—

Meridiam EM	Other related party
Purchase option derivative		27,200	—
33.3 Remuneration of key management personnel
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group. The Group considers all members of the Executive Board to be key management personnel as defined in IAS 24
Related party disclosures
. The Executive Board consists of the chief executive officer (CEO), the chief financial officer (CFO), the chief operating officer (COO) and the chief technology officer (CTO).

The following remuneration of key management personnel was recognized as an expense
in the consolidated statement of profit or loss for the years ended December 31, 2021, 2020 and 2019:

(in €‘000)	2021	2020	2019
Short-term employee benefits	1,086	1,675	894
Termination benefits	—	283	—
Share-based payments	89,636	2,450	—
Total	90,722	4,408	894
Share-based payments
On December 16, 2020, the Company’s immediate parent entity — Madeleine — entered into a Special Fees Agreement (the “Agreement”), under which share-based payment awards are provided to an external consulting firm (refer to Note 10 for details). Prior to joining the Company as members of the Executive Board, two directors were contractors of the external consulting firm, in which capacity they provided management services related to the Company to Madeleine, the Company’s immediate shareholder.
The directors
are entitled to compensation from the external consulting firm in the form of a fixed percentage of the total benefits (including the proceeds from a future sale of shares in the Company) that the external consulting firm will generate under the Agreement. Therefore, the Group has considered that a portion of the share-based payment expenses represents key management compensation and accordingly recognized that portion as employee benefits expenses within general and administrative expenses. For the year ended December 31, 2021, that portion of the share-based payment expenses amounted to €89,636 thousand (2020: €2,450 thousand, 2019: € nil
).
For the year ended
December 31, 2021, the remaining amount of the total share-based payment expenses of €
202,201 thousand (2020: €4,650 thousand, 2019: € nil) is compensation for external consulting services. Therefore, the Group has recognized this amount as legal, accounting and consulting fees, within general and administrative expenses (refer to Note 8 and Note 10 for details).